Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Net operating loss carryforwards	$ (173,674)	$ (97,128)	$ (90,028)	$ (56,801)
Less: valuation allowance	173,674	97,128	90,028	56,801
Deferred tax assets
United States of America [Member]
Net operating loss carryforwards	(5,320)	(11,268)	(4,168)	(27,587)
Hong Kong [Member]
Net operating loss carryforwards	(3,498)	(1,013)	(1,013)	(254)
Malaysia [Member]
Net operating loss carryforwards	(160,013)	(83,351)	(83,351)	(28,960)
Australia [Member]
Net operating loss carryforwards	$ (4,843)	$ (1,496)	$ (1,496)